Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust II
Entity Central Index Key	0001586462
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Commodity Strategy Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Central Fund
Class Name	Fidelity® Commodity Strategy Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, most commodities gained despite a backdrop of geopolitical uncertainty. The following returns are stated on a total return basis for the three-month forward benchmark components.
•Against this backdrop, the fund benefited from its significant exposure to energy commodities, which gained 21% over the period as geopolitical tensions tightened the supply of oil. Refined petroleum products soared, with low Sulphur gas oil, heating oil and gasoline advancing 95%, 94% and 57%, respectively, according to the benchmark. West Texas intermediate crude (+35%) and Brent crude (+29%) oil also both sharply gained. Natural gas, however, returned about -37%, struggling amid higher supply.
•Precious metals (+33%) performed strongly, with gold and silver gaining 22% and 56%, respectively, according to Bloomberg. Industrial metals (+33%) also had a favorable result. Within the sector, copper (+46%) benefited from tight supply and demand driven by electrification, while zinc (+37%), aluminum (+30%) and nickel (+15%) also posted positive returns. Lead (-7%) struggled.
•Meanwhile, the agriculture sector gained roughly 14% overall, led by soybean oil (+30%), coffee (+30%), soybeans (+25%) and Kansas City wheat (+22%). Soybean meal (+15%), cotton (+14%), wheat (+11%) and corn (+4%) also generated positive results. In contrast, cocoa (-26%) and sugar (-10%) lost ground.
•Livestock, meanwhile, gained 6%, driven by live cattle (+10%). Lean hogs, however, modestly declined, returning -1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Commodity Strategy Central Fund $10,000 $10,177 $10,702 $9,976 $8,939 $12,443 $15,883 $14,470 $13,954 $15,269 $19,706 Fidelity Commodity Strategy Linked Index $10,000 $10,077 $10,352 $9,797 $8,614 $12,084 $15,374 $14,162 $13,429 $14,734 $18,904 Bloomberg Commodity 3 Month Forward Total Return Index $10,000 $10,250 $10,750 $10,237 $9,671 $13,744 $18,015 $17,196 $16,736 $18,294 $23,489 Bloomberg Commodity Total Return Index $10,000 $9,273 $9,526 $9,015 $7,927 $11,120 $14,147 $13,032 $12,358 $13,558 $19,969 MSCI ACWI (All Country World Index) Index $10,000 $11,753 $13,092 $13,532 $14,564 $19,458 $17,474 $19,804 $23,253 $27,031 $33,101 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Commodity Strategy Central Fund 29.06% 9.63% 7.02% Fidelity Commodity Strategy Linked Index 28.30% 9.36% 6.57% Bloomberg Commodity 3 Month Forward Total Return Index 28.40% 11.31% 8.91% Bloomberg Commodity Total Return Index 35.53% 10.57% 7.16% MSCI ACWI (All Country World Index) Index 22.46% 11.21% 12.72% Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 601,672,379
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$601,672,379
Number of Holdings	55
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	Energy 32.3 Industrial Metals 25.7 Agriculture 25.3 Precious Metals 12.6 Livestock 4.1 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 32.3 Industrial Metals - 25.7 Agriculture - 25.3 Precious Metals - 12.6 Livestock - 4.1 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 48.7 Swaps 64.8 Swaps 30.4 Futures Contracts 22.9 Short-Term Investments and Net Other Assets (Liabilities) 46.7 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 30.4 Futures Contracts - 22.9 Short-Term Investments and Net Other Assets (Liabilities) - 46.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its investment objective during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Objectives [Text Block]	The fund modified its investment objective during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec